June 20, 2008	Patricia Sandison
(212) 596-9505
(646) 728-6293 fax
Patricia.Sandison@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:            IVA Fiduciary Trust Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of IVA Fiduciary Trust (the “Trust”), a Massachusetts business trust, enclosed for filing under both the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is a registration statement on Form N-1A (the “Registration Statement”).  We filed a Form N-8A for the Trust earlier today.

The enclosed Registration Statement does not contain any financial statements for the Trust because the Trust has not received the initial capital necessary to enable it to commence operations.  It is expected that the initial capital will be contributed shortly before the effective date of the Registration Statement.  Shortly after such capital is contributed, an amendment will be filed containing the complete audited financial statements of the Trust, which amendment will also supplement the Registration Statement with respect to such matters as the identity of the Trust’s independent accountants and the full board of trustees, and such changes as may be appropriate in light of comments, if any, made by the staff of the Commission.  The remaining exhibits to the Registration Statement also will be filed with such amendment.

Please direct questions or comments to the undersigned by telephone at (212) 596-9505 or to Robert J. Borzone Jr. at (212) 596-9017.

Very truly yours,

/s/ Patricia Sandison

Patricia Sandison

Enclosures

cc:                       Robert J. Borzone, Jr. Esq.

                                      Pelagia Ivanova, Esq.